Restructuring Charges - Schedule of Restructuring Charges (Details) - USD ($) $ in Millions	3 Months Ended	6 Months Ended		12 Months Ended
	Jun. 26, 2021	Jun. 26, 2021	Jun. 27, 2020	Dec. 26, 2020	Dec. 28, 2019	Dec. 29, 2018
Restructuring Cost and Reserve [Line Items]
Employee severance and benefits		$ 24	$ 8
Total	$ 2	33	9
Restructuring Charges		8	1	$ 2	$ 6	$ 19
Employee Severance and Benefits
Restructuring Cost and Reserve [Line Items]
Employee severance and benefits		8	1
Restructuring Charges		32		25	20	27
Continued Operations [Member]
Restructuring Cost and Reserve [Line Items]
Employee severance and benefits				2	5	11
Facility Restructuring					1	1
Transition charges						7
Total				2	6	19
Restructuring Charges		8	1
Discontinued Operations [Member]
Restructuring Cost and Reserve [Line Items]
Employee severance and benefits	2			23	15	16
Facility Restructuring		1			1	1
Total				$ 23	$ 16	$ 17
Restructuring Charges	$ 2	$ 25	$ 8